CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Cash used in operations	¥ (715,320)	¥ (659,448)
Income tax paid	(357)	(3,948)
Net cash used in operating activities	(715,677)	(663,396)
Investing activities
Payments for purchase of property and equipment	(235,442)	(134,354)
Payments for purchase of intangible assets	(808)	(117)
Proceeds from disposal of property, equipment and intangible assets	9,996	1,439
Purchase of time deposits	(901,655)	(100,000)
Proceeds from maturity of time deposits	101,650	468,569
Payments for purchase of financial assets at FVTPL	(109,863)	(37,281)
Proceeds from sales of financial assets at FVTPL	175,387	1,714
Payments for purchase of financial assets measured at amortized cost	(61,448)
Proceeds from sales of financial assets measured at amortized cost	61,568
Payment for loans to employees		(359)
Proceeds from collection of a loan to an employee		19,088
Net cash generated from/(used in) investing activities	(960,615)	218,699
Financing activities
Payment of capital element of lease liabilities	(24,578)	(26,810)
Payment of interest element of lease liabilities	(1,330)	(1,660)
Payment of listing expenses		(10,762)
Proceeds from issuance of ordinary shares for exercise of option	20,995	25,534
Payment of withholding tax arising from the settlement of vested RSUs		(50,846)
Proceeds from bank loans	224,636	72,223
Repayment of bank loans	(63,900)	(2,500)
Payment of interests of bank loans	(3,711)	(1,280)
Net decrease in cash and cash equivalents	(544,316)	3,899
Net increase/(decrease) in cash and cash equivalents	(2,220,608)	(440,798)
Cash at the beginning of the year	6,666,304	4,268,300
Effect of foreign exchange rate changes	(170,682)	8,635
Payment of repurchase of Class A ordinary shares	(684,809)
Repayment of put option liabilities	(11,619)
Cash at the end of the year	¥ 4,275,014	¥ 3,836,137